General and administrative expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
General and administrative expenses
40.	General and administrative expenses
General and administrative expenses for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Employee benefits:
Salaries	~~W~~	3,283,436	3,218,540	3,247,162
Severance benefits:
Defined contribution		38,577	35,290	35,679
Defined benefit		192,614	156,181	109,444
Termination benefits		268,089	154,012	197,184

		3,782,716	3,564,023	3,589,469

Entertainment		38,552	46,374	46,050
Depreciation		490,457	462,024	514,100
Amortization		155,202	186,448	225,900
Taxes and utility bills		187,432	206,421	245,723
Advertising		280,780	339,915	285,495
Research		25,320	20,703	21,494
Others		782,629	818,252	967,106

	~~W~~	5,743,088	5,644,160	5,895,337